SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED PAYMENT [Abstract]
Summary of Share Option Activity and Related Information
Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	option	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2016	38,058,640	0.90	1.24	3.33
Granted	19,600,000	1.77	0.89	2.65
Forfeited	-	-	-
Exercised	(2,276,320)	0.89	1.17
Outstanding, December 31, 2016	55,382,320	1.70	1.12	2.65	22,634
Vested and expected to vest at December 31, 2016	55,156,889	1.70	1.12	1.55	22,333
Exercisable at December 31, 2016	21,616,090	0.92	1.16	2.46	14,153

Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted
	For the years ended December 31
	2014	2015	2016

Expected volatility	50.39%~54.38%	51.96%~56.23%	70.80%~77.52%
Risk-free interest rate	0.65%~1.64%	1.06%~1.64%	1.13%~1.62%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%~5.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.8	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted
	For the year ended December 31, 2014
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,478	-	1,478	238
Sales and marketing	6,619	-	6,619	1,067
General and administrative	62,984	7,786	70,770	11,406
Service development expenses	11,055	-	11,055	1,782

	82,136	7,786	89,922	14,493

	For the year ended December 31, 2015
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	3,052	-	3,052	471
Sales and marketing	13,771	-	13,771	2,126
General and administrative	109,940	9,062	119,002	18,371
Service development expenses	22,804	-	22,804	3,520

	149,567	9,062	158,629	24,488

	For the year ended December 31, 2016
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	2,993	-	2,993	431
Sales and marketing	13,966	-	13,966	2,012
General and administrative	114,244	7,114	121,358	17,479
Service development expenses	25,024	-	25,024	3,604

	156,227	7,114	163,341	23,526